FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
32.a. Accounting policy
32.a.1. Financial assets
32.a.1.1. Initial recognition and measurement
On initial recognition, a financial asset is classified in the following measurement categories: (i) at fair value through profit or loss; (ii) at amortized cost; or (iii) at fair value through other comprehensive income, depending on the situation.
The classification of financial assets at initial recognition depends on the contractual cash flow characteristics of the financial asset and the business model for the management of these assets.
For a financial asset to be classified and measured at amortized cost or at fair value through other comprehensive income, it needs to generate cash flows that are “exclusively payments of principal and interest” on the principal amount outstanding. This assessment is carried out at the level of each financial instrument.
Financial assets with cash flows that are not exclusively payments of interest principal are classified and measured at fair value through profit or loss, regardless of the business model adopted.
The Company's business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from the collection of contractual cash flows, the sale of financial assets or both. Financial assets classified and measured at amortized cost are maintained in a business plan with the objective of maintaining financial assets in order to obtain contractual cash flows while financial assets classified and measured at fair value against other comprehensive income are maintained in a business model. with the objective of obtaining contractual cash flows and for the purpose of sale.
The Company's consolidated financial assets include cash and cash equivalents, accounts receivable, financial investments, derivative financial instruments, amounts receivable from the sale of properties and others and credits with related parties.
32.a.1.2. Subsequent measurement
The subsequent measurement of financial assets depends on their classification, which may be as follows: (i) financial assets at fair value through profit or loss: are subsequently measured at fair value. Net income, including interest, is recognized directly in profit or loss; (ii) financial assets at amortized cost: are subsequently measured at amortized cost using the effective interest method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired; and (iii) financial assets at fair value through other comprehensive income: are subsequently measured at fair value. Interest income, foreign exchange and impairment losses or reversals are recognized in the statement of income and calculated in the same manner as for financial assets measured at amortized cost. Remaining changes in fair value are recognized in other comprehensive income. At the time of derecognition, the cumulative change in fair value recognized in other comprehensive income is reclassified to profit or loss.
32.a.1.3. Derecognition
A financial asset (or, whenever the case, a part of a financial asset, or a part of a group of similar financial assets) is derecognized when: (i) the rights to receive the cash flows from the asset have expired; or (ii) the Company has transferred its rights to receive cash flows from it has assumed obligation to pay the received cash flows in full without material delay to a third part under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
32.a.1.4. Impairment of financial assets
The Company and its subsidiaries apply an impairment model for financial assets based on expected credit losses, using a simplified method for certain short and long-term assets (commercial receivables, lease receivables and contractual assets).
Under this simplified approach, credit impairment is recognized by reference to expected credit losses over the life of the asset. For this purpose, the Company and its subsidiaries use matrices based on historical bad debt experience by geographical area on a portfolio segmented by customer category according to credit pattern. The matrix for each category has a defined time horizon divided into intervals in accordance with the collection management policy and is fed with historical data that covers at least 24 collection cycles. This data is updated on a regular basis. Based on the information observable at each close, the Company and its subsidiaries assess the need to adjust the rates resulting from these matrices, considering current conditions and future economic forecasts.
32.a.2. Financial liabilities
32.a.2.1. Initial recognition and measurement
Upon initial recognition, a financial liability is classified into the following measurement categories: (i) at fair value through profit or loss; (ii) at amortized cost; or (iii) derivatives designated as hedge instruments in an effective hedge, as appropriate.
Financial liabilities are initially recognized at fair value plus, in the case of loans and financing, transaction cost directly attributable thereto.
The Company's consolidated financial liabilities include accounts payable to suppliers, loans, financing, debentures, leases and other creditors, derivative financial instruments, obligations with ANATEL, amounts to be refunded to customers and obligations with related parties.
32.a.2.2. Subsequent measurement
Measurement of financial liabilities depends on their classification, as follows: (i) Financial liabilities at fair value through profit or loss: financial liabilities are designated at initial recognition at fair value through profit or loss. This category also includes derivative financial instruments contracted, except those designated as derivative financial instruments of cash flow hedge. Interest, monetary and exchange variations and changes arising from the valuation at fair value, when applicable, are recognized in the statement of income when incurred; and (ii) Financial liabilities at amortized cost: after initial recognition, loans and financing subject to interest are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the statement of income at the time of write-off of liabilities, as well as during the amortization process using the effective interest rate method.
Amortized cost is calculated taking into account any discount or goodwill on acquisition and fees or costs that are an integral part of the effective interest rate method. Amortization using the effective interest rate method is included as a financial expense in the income statement.
32.a.2.3. Derecognition
A financial liability is derecognized when the obligation has been revoked, cancelled or expired. When an existing financial liability is replaced by another of the same lender, and the terms of the instruments are substantially different, or when the terms of an existing debt instrument are substantially modified, this replacement or modification is treated as derecognition of the original liability and recognition of a new liability, and the difference in the corresponding carrying amounts is recognized in the statement of income.
32.a.3. Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Fair value measurement is based on the assumption that the transaction to sell the asset or transfer the liability will take place (i) in the principal market for the asset or liability; and (ii) in the absence of a principal market, in the most advantageous market for that asset or liability. The Company and or its subsidiaries must have access to the principal (or most advantageous) market.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing an asset or liability, assuming that market participants act in their best economic interests.
Fair value measurement of a non-financial asset takes into consideration the capacity of a market participant to generate economic benefits through the best use of the asset or selling it to another market participant that would also make the best use of the asset.
The Company and its subsidiaries use adequate valuation techniques in the circumstances and for which there is sufficient data to measure the fair value, which maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs.
The fair values of all assets and liabilities are classified within the fair value hierarchy described below, based on the lowest level of information that is significant to the fair value measurement as a whole: (i) Level 1: quoted market prices (unadjusted) in active markets for identical assets or liabilities; (ii) Level 2: valuation techniques for which there is a significantly lower level of information to measure the fair value directly or indirectly observable; and (iii) Level 3: valuation techniques for which the lowest and significant level of information to measure the fair value is not available.
For assets and liabilities recognized in the financial statements on a recurring basis, the Company and its subsidiaries determine whether transfers have occurred between levels of the hierarchy, reassessing the categorization (based on information at the lowest and most significant level for measuring the fair value as a whole) to each year end.
The Company and its subsidiaries assessed their financial assets and liabilities in relation to market values using available information and appropriate valuation methodologies. Both the interpretation of market data and the selection of valuation methods require considerable judgment and reasonable estimates to produce the most adequate realization value. As a result, the estimates shown do not necessarily indicate amounts that could be realized in the current market. The use of different assumptions for the market and/or methodologies may have a material effect on estimated realization values.
In the years ended December 31, 2024 and 2023, there were no transfers of fair value assessments between the aforementioned levels.
32.a.4. Financial instruments – net
Financial assets and liabilities are presented net in the balance sheet if, and only if, there is a current enforceable legal right to offset the amounts recognized and if there is an intention to offset or realize the asset or settle the liability simultaneously.
32.a.5. Derivative financial instruments and hedge accounting
The Company uses derivative financial instruments, such as currency and interest rate swaps and currency forward contracts to provide protection against the risk of changes in exchange rates.
For hedge accounting purposes, they can be classified as: cash flow hedges and fair value hedges. The Company's contracts are classified as cash flow hedges when they provide protection against changes in cash flows that are attributable to a particular risk associated with a recognized liability that may affect the result, and fair value hedges when they provide protection against exposure to changes in the fair value of an identified portion of certain liabilities that are attributable to a particular risk (exchange rate variation) and may affect the result.
At the beginning of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the objective and risk management strategy for carrying out the hedge.
The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged, and how the Company assesses whether the hedging relationship meets the hedge effectiveness requirements (including its analysis of sources of hedge ineffectiveness and how to determine the hedge ratio). A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements: (i) there is an economic relationship between the hedged item and the hedging instrument; (ii) the effect of credit risk does not influence the changes in value that result from that economic relationship; and (iii) the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the entity effectively hedges and the quantity of the hedging instrument that the Company effectively uses to hedge that quantity of the hedged item.
Any gains or losses resulting from changes in the fair value of derivative financial instruments during the period are recognized directly in the statement of income, except for the effective portion of cash flow hedges, which is recognized directly in equity in other comprehensive income and subsequently reclassified to profit or loss when the hedged item affects profit or loss.
32.a.5.1. Cash flow hedges
Cash flow hedges meeting the recording criteria are accounted for as follows: (i) the portion of gain or loss from the hedge instrument determined as an effective hedge shall be recognized directly in equity (other comprehensive income), and (ii) the ineffective portion of gain or loss from the hedge instrument shall be recognized in the statement of income.
When the Company’s documented risk management strategy for any given hedge relationship excludes from the hedge effectiveness evaluation any particular component of gain or loss or the corresponding cash flows from the hedge instrument, that gains or loss component is recognized in financial income (expenses).
Amounts recorded in other comprehensive income are immediately transferred to the statement of income when the hedged transaction affects P&L. When a hedged item is the cost of a non-financial asset or liability, amounts recorded in equity are transferred at the initial carrying amount of the non-financial assets and liabilities.
If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover (as part of the hedging strategy), or if its designation as a hedge is revoked, or when the hedge fails to meet the hedge accounting criteria, any cumulative gain or loss previously recognized in other comprehensive income remains separately in equity until the forecast transaction occurs or the firm commitment is fulfilled.
32.a.5.2. Fair value hedges
Fair value hedges meeting the accounting criteria are accounted for as follows: (i) gain or loss from changes in fair value of a hedge instrument shall be recognized in the statement of income as finance costs; and (ii) gain or loss from a hedged item attributable to the hedged risk shall adjust the recorded amount of the hedged item to be recognized in the statement of income, as finance costs.
For fair value hedges relating to items carried at amortised cost, any adjustments to carrying value are amortised through profit or loss over the remaining term of the hedge using the effective interest method. Amortisation of the effective interest rate may begin as soon as an adjustment occurs and, at the latest, when the hedged item ceases to be adjusted by changes in its fair value attributable to the hedged risk.
If the hedged item is derecognized, the unamortized fair value is recognized immediately in the statement of income.
When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with a corresponding gain or loss recognized in profit and loss.
32.a.5.3. Classification between current and non-current
Derivative financial instruments are classified as current and non-current or segregated into short and long-term portions based on an evaluation of the contractual cash flows.
When the Company maintains a derivative as an economic hedge (and does not apply hedge accounting), for a period exceeding 12 months after the balance sheet date, the derivative is classified as non-current (or segregated into current and non-current portions), in line with the classification of the corresponding item.
The derivative instrument is segregated into current and non-current portions only when amounts can be reliably allocated.
Derivative instruments that are designated as effective hedging instruments are classified consistently with the classification of the underlying hedged item.
32.b. Critical estimates and judgments
When the fair value of financial assets and liabilities stated in the balance sheet cannot be obtained in active markets, it will be determined using valuation techniques, including the discounted cash flow method. Data for these methods is based on those adopted in the market, whenever possible. However, when this is not feasible, a certain level of judgment is required for fair value determination. Judgment includes consideration of the inputs used, such as liquidity risk, credit risk and volatility. Changes in the assumptions about these factors could affect the reported fair value of financial instruments.
32.c. Derivative transactions
The Company's contracting of derivative financial instruments is mainly intended to protect against the risk of inflation variation in leases indexed to the IPCA, in addition to protecting against exchange rate risk arising from liabilities in foreign currency. There are no derivative financial instruments for speculation purposes and possible effects from exchange rate risks are hedged.
Management believes that the Company's internal controls for its derivatives are adequate to control risks associated with each strategy for the market. Gains/losses obtained or sustained by the Company in relation to its derivatives show that its risk management has been appropriate.
Whilst these derivative contracts qualify for hedge accounting, the hedged item is adjusted to fair value, offsetting the result of the derivatives, pursuant to the rules of hedge accounting. This hedge accounting applies both to financial liabilities and probable cash flows in foreign currency.
Derivatives contracts include specific penalties for breach of contract. Breach of contract provided for in agreements made with financial institutions leads to the anticipated liquidation of the contract.
The Company does not apply hedge accounting to its current portfolio.
On December 31, 2024 and 2023, the Company held no embedded derivatives contracts.
32.c.1. Fair value of derivative financial instruments
The valuation method used to calculate the fair value of financial liabilities (if applicable) and derivative financial instruments was the discounted cash flow method, based on expected settlements or realization of liabilities and assets at market rates prevailing at the balance sheet date.
The fair values of the positions in Reais are calculated by projecting future inflows from transactions using B3 yield curves and discounting these flows to present value using market DI rates for swaps announced by B3.
The market values of foreign exchange derivatives were obtained using the market exchange rates in effect at the balance sheet date and projected market rates obtained from the currency's coupon-rate yield curves. The linear convention of 360 calendar days was used to determine coupon rates of positions indexed in foreign currencies, while the exponential convention of 252 business days was used to determine coupon rates for positions indexed to CDI rates.
Consolidated derivatives financial instruments shown below are registered with B3 and classified as swaps, usually, that do not require margin deposits.

	Consolidated
			Accumulated effects from fair value
	Notional Value		Amount receivable (payable)
Description	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Swap contracts
Assets position	899,522	820,298	104,300	85,288
Foreign Currency	594,886	609,794	7,782	256
US$(1)	493,087	369,544	6,526	27
EUR(1)	101,799	125,848	1,256	229
NDF US$(3)	—	114,402	—	—

Floating rate	259,259	172,471	2,938	1,952
CDI(1)	214,268	172,471	1,098	1,952
Euribor(4)	44,991	—	1,840	—

Inflation rates	45,377	38,033	93,580	83,080
IPCA(2)	45,377	38,033	93,580	83,080

Liabilities position	(899,522)	(820,298)	(98,205)	(94,703)
Floating rate	(685,254)	(533,425)	(97,353)	(93,805)
CDI(1)(2)	(685,254)	(533,425)	(97,353)	(93,805)

Fixed rate	—	(114,402)	—	(898)
NDF US$(3)	—	(114,402)	—	(898)

Foreign Currency	(214,268)	(172,471)	(852)	—
US$(1)	(214,268)	(169,247)	(852)	—
EUR(1)	—	(3,224)	—	—

	Long position		17,364	85,288
	Current		15,524	8,336
	Non-current		1,840	76,952

	Short position		(11,269)	(94,703)
	Current		(866)	(6,948)
	Non-current		(10,403)	(87,755)
	Amounts receivable (payable), net		6,095	(9,415)

(1)Foreign currency swap (euro and CDI x euro) (R$101,799) and (dollar and CDI x dollar) (R$278,819) – swap transactions contracted with maturities up to February 24, 2025, with the objective of protecting against exchange rate variation risks of net amounts payable (book value of R$1,241 payable and R$6,711 payable, respectively).
(2)IPCA x CDI Swap (R$45,377) – swap transactions contracted with maturities in 2033 with the objective of protecting against the risk of variation of the IPCA (book value of R$3,758 payable).
(3)Forward operations contracted (NDF dollar x R$), closed on June 11, 2024, had the objective of protecting against exchange rate variation risks of service contracts.
(4)Swap Euribor x CDI (R$44,991) – swap transactions contracted with maturities in 2027 with the objective of protecting against the risk of Euribor variation (accounting value of R$1,840 to be received).
32.c.2. Net changes of derivative financial instruments

	12.31.2024	12.31.2023
Balance at the beginning of the fiscal year	(9,415)	(6,118)
Payments	34,285	142,637
Receipts	(92,079)	(27,484)
Effects on the financial result of fair value adjustments	68,944	(110,089)
Effects on equity of fair value adjustments	4,360	(8,361)
Balance at the end of the year	6,095	(9,415)
32.c.3. Aging of derivative financial instruments (net)

	Maturing in
Swap contract	2025	2026	2027	2028	2029	2030 onwards	Amount receivable (payable) on 12.31.2024
IPCA x CDI	6,645	4,957	4,245	4,515	4,518	(28,638)	(3,758)
Euribor x CDI	—	—	1,840	—	—	—	1,840
Foreign currency x CDI	7,767	—	—	—	—	—	7,767
CDI x Foreign Currency	246	—	—	—	—	—	246
Total	14,658	4,957	6,085	4,515	4,518	(28,638)	6,095
For the purposes of preparing its financial statements, the Company adopted the fair value hedge accounting methodology for its foreign currency swaps x CDI and IPCA x CDI for hedging or financial debt. Under this arrangement, both derivatives and hedged risk are recognized at fair value.
On December 31, 2024, and 2023, the derivatives financial instruments generated net results consolidated of positive R$69,008 and negative R$110,089, respectively (Note 28.).
32.c.4. Sensitivity analysis of the Company's risk variables
Publicly-held companies must disclose a sensitivity analysis table for each type of market risk considered relevant by Management, arising from financial instruments, to which the entity is exposed at the closing date of each period, including all operations with derivative financial instruments.
Each financial instrument derivative transaction was assessed, and assumptions included a probable base scenario and a further two stressed scenarios that could adversely impact the Company.
For the probable base scenario, at the maturity dates for each of the transactions, the market rates sourced from B3 yield curves (currencies and interest rates) were used plus data from the IBGE, Central Bank, FGV, among others. In the probable scenario, there is no impact on the fair value of the above-mentioned derivatives. For scenarios II and III, as per the CVM rule, risk variables were stressed by 25% and 50%, respectively.
Since the Company only holds derivatives to hedge its foreign currency assets and liabilities, other scenarios are not applicable. For these transactions, the Company reported the consolidated net exposure in each of the above-mentioned three scenarios on December 31, 2024.

		Company / Consolidated
Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (assets position)	Derivatives (depreciation risk EUR)	103,360	129,200	155,040
Payables in EUR	Debt (appreciation risk EUR)	(104,619)	(130,774)	(156,929)
Receivables in EUR	Debt (depreciation risk EUR)	1,259	1,574	1,889
	Net Exposure	—	—	—

Hedge (assets position)	Derivatives (depreciation risk US$)	286,704	358,381	430,057
Payables in US$	Debt (appreciation risk US$)	(444,721)	(555,901)	(667,081)
Receivables in US$	Debt (depreciation risk US$)	155,479	194,348	233,218
	Net Exposure	(2,538)	(3,172)	(3,806)

Hedge (assets position)	Derivatives (risk of decrease in IPCA)	36,086	21,414	8,116
Debt in IPCA	Debt (risk of increase in IPCA)	(36,086)	(21,414)	(8,116)
	Net Exposure	—	—	—

Hedge (active position)	Derivatives (Risk of Euribor drop)	1,840	2,300	3,450
Debt in Euribor	Debts (Risk of Euribor increase)	(1,840)	(2,300)	(3,450)
	Net Exposure	—	—	—

Hedge (CDI position)
Hedge US$ and EUR (liabilities position)	Derivatives (risk of decrease in CDI)	852	897	908
Hedge IPCA (liabilities position)	Derivatives (risk of increase in CDI)	(39,844)	(49,805)	(59,765)
	Net Exposure	(38,992)	(48,908)	(58,857)

Total net exposure in each scenario		(41,530)	(52,080)	(62,663)

Net effect on changes in current fair value		—	(10,550)	(21,133)
The fair values shown in the table above are based on the portfolio position on December 31, 2024, but do not contemplate other changes to market variables which are constantly monitored by the Company. The use of different assumptions could significantly affect the estimates.
For calculation of the net exposure for the sensitivity analysis, all derivatives were considered at market value and hedged items designated for hedges for accounting purposes were also considered at fair value.
The assumptions used by the Company for the sensitivity analysis on December 31, 2024, were as follows:

Risk Variable	Probable	25% depreciation	50% depreciation
US$	6.1900	7.7400	9.2900
EUR	6.4400	8.0500	9.6500
IPCA	5.17%	6.50%	7.85%
IGPM	6.54%	8.24%	9.97%
CDI	12.15%	13.48%	16.39%
Euribor	2.72%	3.41%	4.10%
32.d. Classification of financial assets and liabilities by category and fair value hierarchy
For the purposes of disclosing fair value, the Company and its subsidiaries determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy.
Below, we present the composition and classification of financial assets and liabilities as of December 31, 2024 and 2023.

			Book value		Fair value
	Classification by category	Fair value hierarchy	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Financial Assets
Current
Cash and cash equivalents (Note 3.)	1		6,691,098	4,358,276	6,691,098	4,358,276
Financial investments (Note 4.)	1		—	1,148	—	1,148
Trade accounts receivable (Note 5.)	1		9,471,592	9,318,077	9,471,592	9,318,077
Derivative transactions (Note 32.)	2	Level 2	15,524	8,336	15,524	8,336
Sale of real estate and other receivables (Note 11.)	1		134,963	106,223	134,963	106,223
Related-party receivables (Note 11.)	1		72,641	259,426	72,641	259,426

Non-current
Financial investments (Note 4.)	1		42,619	36,169	42,619	36,169
Trade accounts receivable (Note 5.)	1		370,149	351,036	370,149	351,036
Derivative transactions (Note 32.)	2	Level 2	1,840	76,952	1,840	76,952
Sale of real estate and other receivables (Note 11.)	1		120,354	51,129	120,354	51,129
Related-party receivables (Note 11.)	1		42,759	8,820	42,759	8,820
Total financial assets			16,963,539	14,575,592	16,963,539	14,575,592

Financial Liabilities
Current
Trade accounts payable, net (Note 17.)	1		9,230,624	8,169,945	9,230,624	8,169,945
Financial institutions(Note 21.)	1		2,386	—	2,386	—
Leases (Note 21.)	2	Level 2	4,520,626	3,877,090	4,520,626	3,877,090
Debentures (Note 21.)	1		1,695,214	221,589	1,695,214	221,589
5G Licenses (Note 21.)	1		62,811	351,291	62,811	351,291
Liabilities for the acquisition of a company (Note 21.)	1		26,182	25,690	26,182	25,690
Other creditors (Note 21.)	1		10,176	—	10,176	—
Tax Amnesty and Refinancing Program (Note 16.b)	1		130,563	—	130,563	—

Derivative transactions (Note 32.)	2	Level 2	866	6,050	866	6,050
Derivative transactions (Note 32.)	3	Level 2	—	898	—	898
Liabilities with ANATEL (Note 23.)	1		146,844	99,884	146,844	99,884
Reduction of capital of the Company (Note 22)	1		38,721	—	38,721	—
Amounts to be refunded to customers (Note 23.)	1		126,867	124,533	126,867	124,533
Liabilities with related parties (Note 23.)	1		133,290	5,103	133,290	5,103

Non-current
Financial institutions (Note 21.)	1		2,500	—	2,500	—
Leases (Note 21.)	2	Level 2	10,725,980	9,718,949	10,725,980	9,718,949
Debentures (Note 21.)	1		2,000,000	3,500,000	2,000,000	3,500,000
5G Licenses (Note 21.)	1		942,159	949,395	942,159	949,395
Liabilities for the acquisition of a company (Note 21.)	1		207,167	63,198	207,167	63,198
Tax Amnesty and Refinancing Program (Note 19.b.2)	1		313,799	—	313,799	—
Other creditors (Note 21.)	1		106,967	30,025	106,967	30,025
Derivative transactions (Note 32.)	2	Level 2	10,403	87,755	10,403	87,755
Liabilities with ANATEL (Note 23.)	1		892,648	829,636	892,648	829,636
Liabilities with related parties (Note 23.)	1		638	568	638	568
Total financial liabilities			31,327,431	28,061,599	31,327,431	28,061,599
Classification by category
(1)Amortized cost
(2)Measured at fair value through profit or loss
(3)Measured at fair value through OCI
32.e. Capital management
The purpose of the Company's capital management is to ensure maintenance of a high credit rating and an optimal capital ratio to support the Company's business and maximize shareholder value.
The Company manages its capital structure by making adjustments and adapting to current economic conditions. In seeking such equilibrium, the Company may pay dividends, obtain new loans, issue debentures and contract derivatives. For the year ended December 31, 2024, there were no changes in capital structure objectives, policies or processes.
The Company includes in the net debt structure the balances of loans, financing, debentures, leases, 5G licenses, contractual retention and contingent liabilities arising from the acquisition of Companies, tax amnesty programs, other creditors and derivative financial instruments, less cash and equivalents cash, judicial deposit related to the tax amnesty program of the State of SP and accounts receivable from credit rights (FIDC Vivo Money).
The Company’s ratio of consolidated debt to shareholders’ equity consists of the following:

	12.31.2024	12.31.2023
Cash and cash equivalents	6,691,098	4,358,276
Financial investments	—	1,148
Accounts receivable – FIDC Vivo Money (net of estimated losses)	205,832	208,194
Loans and financing, debentures, leases and other creditors, net of judicial deposits	(20,705,984)	(18,737,227)
Derivative transactions, net	6,095	(9,415)
Net debt	(13,802,959)	(14,179,024)
Net equity	69,799,495	69,627,320
Net debt-to-equity ratio	19.8%	20.4%
32.f. Risk management policy
The Company and its subsidiaries are exposed to several market risks as a result of its commercial operations, debts contracted to finance its activities and debt-related financial instruments.
32.f.1. Currency Risk
The Company is exposed to the foreign exchange risk for financial assets and liabilities denominated in foreign currencies, which may reduce receivables or increase payables depending on the exchange rate in the period.
Hedging transactions were executed to minimize the risks associated with exchange rate changes on financial assets and liabilities in foreign currencies. This balance is subject to daily changes due to the dynamics of the business. However, the Company intends to cover the net balance of these assets and obligations (US$40,295 thousand, €15,988 thousand and £71 thousand paid by December 31, 2024, and US$33,796 thousand, €18,409 thousand and £66 thousand paid by December 31, 2023) to mitigate its foreign exchange risks.
32.f.2. Interest and Inflation Risk
This risk may arise from an unfavorable change in the domestic interest rate, which may adversely affect financial expenses from the portion of debentures referenced to the CDI and liability positions in derivatives (currency hedge and IPCA) pegged to floating interest rates (CDI).
To reduce exposure to the floating interest rate (CDI), the Company and its subsidiaries invested cash equivalents of R$6,542,862 and R$4,289,932 on December 31, 2024, and 2023, respectively, mostly in short-term CDI-based financial investments (CDBs). The carrying amounts of these instruments approximate their fair values, as they may be redeemed in the short term.
32.f.3. Liquidity Risk
Liquidity risk consists of the possibility that the Company might not have sufficient funds to meet its commitments due to the different timing and settlement terms of its rights and obligations.
The Company structures the maturities of financial instruments so as not to affect their liquidity.
The Company's cash flow and liquidity are managed on a daily basis by the operating departments to ensure that cash flows and contracted funding, when necessary, are sufficient to meet scheduled commitments in to mitigate liquidity risk.
The maturity profile of consolidated financial liabilities includes future principal and interest amounts up to the maturity date. For fixed rate liabilities, interest was calculated based on the indices established in each contract. For floating rate liabilities, interest was calculated based on the market forecast for each period.
In order to minimize liquidity risk and ensure compliance with obligations, the Company's cash investment policy prioritizes instruments indexed to the CDI (post-fixed rate), with daily liquidity and counterparties whose credit rating and/or balance scorecard indicate low credit risk. In addition, the investment policy establishes diversification limits for counterparties, which provides greater confidence in the Company's ability to honor its payment commitments.
32.f.4. Credit Risk
The credit risk arises from the possibility that the Company may incur losses resulting from the difficulty in receiving billed amounts related to the provision of services and the sale of handsets and equipment to its B2C and B2B customers, in addition to the sale of handsets and pre-activated prepaid cards to the distributor network.
Credit risk with accounts receivable is diversified and minimized through strict control of the customer base and constant risk analysis. The Company constantly monitors the level of accounts receivable and limits the risk of overdue accounts by cutting off access to the telephone line if the invoice is past due. For the prepaid mobile customer base, which requires advance loading, there is no credit risk. Exceptions are made for emergency services that must be maintained for reasons of national security or defense.
Credit risk on sales of pre-activated prepaid handsets and cards is managed through a prudent policy for granting credit, using modern credit scoring methods, analyzing financial statements and consultations to commercial databases, in addition to requesting guarantees.
The Company and its subsidiaries are also subject to credit risk arising from their investments, letters of guarantee received as collateral for certain transactions and receivables from derivative transactions. The Company and its subsidiaries control the credit limits granted to each counterpart and diversify this exposure across first-tier financial institutions as per current credit ratings of financial counterparties.
32.f.5. Insurance Coverage
The policy of the Company and its subsidiaries, as well as the Telefónica Group, is to contract insurance coverage for all significant assets and liabilities of high-risk based on Management's judgment and following Telefónica corporate program guidelines.
On December 31, 2024, the maximum limits of claims (established pursuant to the agreements of each entity consolidated by the Company) for significant assets, liabilities or interests covered by insurance and their respective total R$900,000 for operational risks (including business interruption) and R$75,000 for general civil liability.
The Company's Management considers the insurance coverage to be sufficient to cover any possible claims.